OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

10. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Prepayments for land use right	—	26,550,000
Other*	6,522,561	4,280,304

Other non-current assets	6,522,561	30,830,304
*	Other mainly include deposits and prepayments for equipment.